Accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting policies
Financial instruments

4.1Financial instruments

A financial instrument is any contract that creates a financial asset for an entity and a financial liability or equity instrument for another entity.

The classification of financial instruments depends on the nature and purpose for which the financial assets or liabilities were acquired and is determined at the time of initial recognition. Financial assets and financial liabilities are initially measured at their fair value.

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and liabilities, other than those measured at fair value through profit or loss, are added to or deducted from the fair value of financial assets and liabilities on initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities measured at fair value through profit or loss are immediately recognized in profit or loss.

Loans and trade receivables, other receivables, and financial assets held–to–maturity are measured subsequently measured at amortized cost using the effective interest method.

Additionally, equity instruments are measured at fair value.

Measurements at fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in the principal market of the asset or liability or in the absence of a principal market in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, supposing that the market participants act in their economic best interest.

A fair value measurement of a non-financial asset considers a market participant’s ability to generate economic benefits by using the asset for its most profitable use or by selling it to another market participant that would use the asset in its highest and best use.

Ecopetrol Business Group uses valuation techniques that are appropriate for the circumstances and for which the data is available and enough to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are classified within the following scale, based on the lowest level input that is significant to the fair value measurement, as follows:

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Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities. The fair value of the Ecopetrol Business Group’s marketable securities with a quoted market price is based on Level 1 inputs.

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Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observed. Level 2 inputs include prices of similar assets, prices obtained through quotations made by stockbrokers, and prices that can be substantially corroborated with other observable data with the same contractual terms.

For derivative contracts for which a quoted market price is not available, fair value estimates are generally determined using models and other valuation methods, the key inputs for which include future prices, volatility estimates, price correlation, counterparty credit risk, and market liquidity, as appropriate.

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Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The Ecopetrol Business Group does not use Level–3 inputs for the measurement of financial assets and liabilities. The Ecopetrol Business Group may use Level–3 inputs for the calculation the recoverable amount of certain non–financial assets for the purpose of impairment testing.

Effective interest rate method

The effective interest rate method is a method of calculating the amortized cost of a financial instrument and accounting of income or financial cost over the relevant period. The effective interest rate is the discount rate that exactly discounts estimated future cash receipts or payments (including all fees, transaction costs and other premiums or discounts) through the expected life of the financial instrument (or, when appropriate, at a shorter period), to the net carrying amount on initial recognition. This methodology is also applied to the instrument’s measurement related to the concession financial assets.

Impairment

The Ecopetrol Business Group evaluates if there is objective evidence that a financial asset or group of financial assets are impaired. Financial assets are evaluated for the impairment indicators at the end of each reporting period. Financial assets are considered impaired when there is objective evidence that, because of one or more events that occurred after initial recognition, the estimated future cash flows of the asset have been affected. For financial assets measured at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

Cash and cash equivalents
4.1.1	Cash and cash equivalents

Cash and cash equivalents include cash on hand, financial investments that are highly liquid, bank deposits, and special funds with original maturity dates of ninety days or less which are subject to an insignificant risk of changes in value.

Restricted cash is a monetary resource with the objective of allocating it to specific and previously determined purposes.

Financial assets

4.1.2Financial assets

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Ecopetrol Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Ecopetrol Business Group has applied the practical expedient, Ecopetrol Business Group initially measures a financial asset at its fair value plus, and, in the case of a financial asset not at fair value through profit or loss, at transaction costs. Trade receivables that do not contain a significant financing component or for which the Ecopetrol Business Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

Ecopetrol Business Group classifies its financial assets in the following categories:

a)	Financial assets measured at fair value through profit or loss

Financial assets are held for trading and financial assets designated at the time of the initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired to be sold or repurchased in the short term. They are recognized at their fair value and losses or profits arising at the time of re–measurement are recognized in the statement of profit or loss.

b)	Financial assets measured at fair value with changes in other comprehensive income

These are equity instruments of other non–controlled and non–strategic companies not allowing for any type of control or significant influence thereon and where the Ecopetrol Business Group’s Management does not intend to negotiate with them in the short term. These financial instruments are recorded at their fair value, and unrealized gains or losses are recognized in other comprehensive income.

c)	Financial assets at amortized cost

This category is the most relevant to Ecopetrol Business Group. The Group’s financial assets at amortized cost includes trade receivables, other receivables, loans, and borrowings.

Loans and receivables are non–derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables, including trade and other receivables, are measured initially at fair value and then at amortized cost using the effective interest rate method, less impairment.

Loans to employees are initially recorded using the present value of the future cash flows, discounted at the current market rate for similar loans. If the interest rate is less than the current market rate, fair value will be less than the amount of the loan. This difference is recorded as a benefit to employees.

Ecopetrol Business Group measures financial assets at amortized cost if both of the following conditions are met:

●	The asset is held within a business model with the objective to hold financial assets to collect contractual cash flows.
●	The contractual terms of the asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment analysis. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired.

Derecognition of financial assets

The Ecopetrol Business Group derecognizes a financial asset only upon the expiration of the contractual rights to the cash flows of the asset or, when it has transferred its rights to receive such cash flows or has assumed the obligation to pay the cash flows received in full without material delay to a third party and (a) it has transferred substantially all the risks and benefits inherent in the ownership of the financial asset or (b) it has neither transferred nor retained substantially all the risks and benefits of the asset, but has transferred control of the asset.

When the Ecopetrol Business Group does neither transfer nor retain substantially all the risks and benefits of the asset or transfer control of the asset, the Ecopetrol Business Group continues to recognize the transferred asset, to the extent of its continuing participation, and it also recognizes the associated liability.

Financial liabilities

4.1.3Financial liabilities

Financial liabilities correspond to the financing obtained by the Ecopetrol Business Group through bank credit facilities and bonds, accounts payables to suppliers, and creditors.

Bonds and bank credit facilities are initially recognized at their fair value, net of directly attributable transactions cost. After initial recognition, interest–bearing credit facilities and bonds are subsequently measured at amortized cost, using the effective interest rate method. The effective interest method amortization is included as a financial expense in the statement of profit or loss. Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.

Accounts payable to suppliers and creditors are short–term financial liabilities recorded at nominal value since it does not significantly differ from fair value.

Derecognition

A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires. When an existing financial liability has been replaced by another from the same lender, under substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de–recognition of the original liability and recognized as a new liability. The difference between the respective carrying amounts is recognized in the statement of profit or loss.

Derivative financial instruments

4.1.4Derivative financial instruments

Financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Changes in the fair value of derivatives are recognized as gains or losses in the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income and later reclassified to profit or loss when the hedge item affects profit or loss.

Changes in fair value of derivative contracts, which do not qualify or are not designated as hedges, including forward contracts for the purchase and sale of commodities under negotiation for physical delivery or receipt of the commodity are recorded in profit or loss.

Derivatives embedded in the host contract are accounted for as separate derivatives at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

Hedging operations

4.1.5Hedging operations

For purposes of hedge accounting, hedges are classified as:

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Cash flow hedges: hedges of the exposure to variability in cash flows attributable to a particular risk associated with all, or a component of, a recognized asset or liability or a highly probable forecast transaction, and that could affect profit or loss.

●	Hedges of net investments in foreign operations.
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Fair value hedges: hedges of the exposure to changes in fair value of a recognized asset or liability or an unrecognized firm commitment, or a component of any such item, that is attributable to a particular risk and that could affect profit or loss.

At the inception of a hedge relationship, Ecopetrol Business Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine whether they have been highly effective throughout the financial reporting periods for which they were designated.

Cash flow hedge
4.1.5.1	Cash flow hedge

The effective portion of the gain or loss on the hedging instrument is recognized in Other Comprehensive Income (OCI) in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the statement of profit or loss.

The amounts previously accumulated in OCI are recognized in profit or loss when the hedged transaction affects the statement of profit or loss. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability.

If the hedging instrument expires or is sold, terminated, or exercised without replacement or rollover, or if its designation as a hedge is revoked or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs is recognized in the consolidated statement of profit or loss. When it is no longer expected that the initially hedged transaction will occur.

Ecopetrol Business Group designates certain loans as a hedging instrument for its exposure to exchange rate risk in future crude oil exports. Additionally, Ecopetrol Business Group enters positions with derivative financial instruments such as commodity swaps, cross currency swaps or interest rate swaps to hedge commodity price risks, exchange rate risk and interest rate risk, respectively, which may also be designated as cash flow hedges.

Hedge of net investment in a foreign operation

4.1.5.2Hedge of net investment in a foreign operation

Hedges of a net investment in a foreign operation, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for similarly to cash flow hedges.

Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized as OCI while any gains or losses relating to the ineffective portion are recognized in the statement of profit or loss. On the disposal of a foreign operation, the cumulative value of any such gains or losses recorded in equity is transferred to the statement of profit or loss.

Ecopetrol Business Group allocates long–term loans as hedging instruments for its exposure to foreign exchange risk on its investment in subsidiaries whose functional currency is the U.S. dollar. See Note 30.4.

Fair value hedge

4.1.5.3Fair value hedge

The gain or loss on the hedging instrument shall be recognized in profit or loss or other comprehensive income if the hedging instrument hedges an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income.

The hedging gain or loss on the hedged item shall adjust the carrying amount of the hedged item (if applicable) and be recognized in profit or loss. If the hedged item is a financial asset (or a component thereof) that is measured at fair value through other comprehensive income, the hedging gain or loss on the hedged item shall be recognized in profit or loss. However, if the hedged item is an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income, those amounts shall remain in other comprehensive income.

Inventories

4.2Inventories

Inventories are recorded at the lower of cost and net realizable value.

Inventories mainly comprise crude oil, fuels and petrochemicals, and consumable inventories (spares and supplies).

The cost of crude oil is the production costs, including transportation costs.

The cost of other inventories is determined based on the weighted average cost method, which includes acquisition costs (deducting commercial discounts, rebates, and other similar items), transformation, and other costs incurred to bring inventory to their current location and condition, such as transportation costs.

Consumable inventories (spares and supplies) are recognized as inventory and then charged to expense, maintenance, or project to the extent that such items are consumed.

Ecopetrol Business Group estimates the net realizable value of inventories at the end of the period. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in the net realizable value because of a change in economic circumstances, the amount of the write down is reversed. The reversal cannot be greater than the amount of the original write-down, so that the new carrying amount will always be the lower of the cost and the revised net realizable value.

Investments in associates

4.3.1Investments in associates

An associate is an entity over which the Ecopetrol Business Group has significant influence but not control. Significant influence is the power to participate in the financial and operational policy decisions of the investee, but it is not control or joint control over those policies. Generally, these entities are those in which the Ecopetrol Business Group holds an equity interest with voting rights of 20% to 50%. See Exhibit 1 – Consolidated subsidiaries, associates, and joint ventures.

Investments in associates are accounted for using the equity method. Under this method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Ecopetrol Business Group’s share of net assets of the associate since the acquisition date. Goodwill related to the associate is included in the carrying amount of the investment and it is not tested for impairment separately.

The Ecopetrol Business Group’s share of the results of operations of the associate is recognized in the consolidated statement of profit or loss. Any change is recognized in other comprehensive income of the Ecopetrol Business Group.

After application of the equity method, the Ecopetrol Business Group determines if it is necessary to recognize an impairment on its investment in its associate. The Ecopetrol Business Group determines whether there is objective evidence that the investment is impaired. If there is such evidence, the amount of the impairment is calculated as the difference between the recoverable amount and the carrying value, and then the impairment is recognized in the consolidated profit or loss statement.

When necessary, the Ecopetrol Business Group adjusts the accounting policies of associates to ensure consistency with the policies adopted by the Ecopetrol Business Group. Additionally, the equity method of these companies is measured on their most recent financial statements.

Joint ventures
4.3.2	Joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control exists only when decisions about the relevant activities require unanimous consent of the parties sharing such control. The accounting treatment for the recognition of joint ventures is the same as investments in associates.

Joint operations

4.4Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

Joint operation contracts are entered into between Ecopetrol Business Group and third parties to share risk, secure capital, maximize operating efficiency, and optimize the recovery of reserves. In these joint operations, one party is designated as the operator to execute the operations and report to partners according to their participating interests. Likewise, each party takes its share of the produced hydrocarbons (crude oil or gas), according to their share in production.

When Ecopetrol Business Group participates as a non–operator partner, it recognizes the assets, liabilities, sales revenues, cost of sales, and expenses based on the operator partner’s report. When Ecopetrol Business Group is the direct operator of joint venture contract, it recognizes its percentage of assets, liabilities, sales revenues, costs, and expenses, based on the participation of each partner in the items corresponding to assets, liabilities, sales revenues, costs, and expenses.

When the Ecopetrol Business Group acquires or increases its participation in a joint operation in which the activity constitutes a business combination, such transaction is recognized applying the acquisition method in accordance with IFRS 3 – Business combination. The acquisition cost is the sum of the consideration transferred, which corresponds to the fair value, on the date of acquisition of the assets transferred and the liabilities incurred. Any transaction cost related to the acquisition or increased share in the joint operation that constitutes a business combination is recognized in the consolidated statement of profit or loss.

The excess of the sum of the consideration transferred and the amount paid in the operation is recognized as goodwill. If the result is in an excess value of the net assets acquired over the amount paid in the purchase transaction, the difference is recognized as income in the consolidated statement of profit or loss on the date of recognition of the transaction.

Non-current assets held for sale

4.5Non–current assets held for sale

Non–current assets are classified as held for sale if their carrying values will be recovered principally through a sale transaction rather than through continued use. Non–current assets are classified as held for sale only when the sale is highly probable within one year from the classification date and the asset (or group of assets) is available for immediate sale in its present condition. These assets are measured at the lower of their carrying amount and fair value less related costs of disposal.

Property, plant, and equipment

4.6Property, plant, and equipment

Recognition and measurement

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Tangible components related to natural and environmental resources are part of property, plant, and equipment.

The initial cost of an assets comprises its purchase price or construction cost, including import duties and non–refundable purchase taxes, any costs directly attributable to bringing the asset into operation, costs of employee benefits arising directly from the construction or acquisition, borrowing costs incurred that are attributable to the acquisition and construction of qualifying assets and the initial estimate of the costs of dismantling and abandonment of the item.

Spare parts and servicing equipment are recorded as inventories and recognized as an expense as they are used. Major spare parts and stand–by equipment that Ecopetrol Business Group expects to use during more than one period are recognized as property, plant, and equipment.

Any gain or loss arising from the disposal of a property, plant, and equipment is recognized in profit or loss of the period.

Subsequent disbursements

Subsequent disbursements correspond to all payments to be made on existing assets to increase or extend the initial expected useful life, increase productivity or productive efficiency, allow for significant reduction of operating costs, increase the level of reserves in exploration or production areas or replace a part or component of an asset that is considered critical for the operation.

The costs of repair, conservation and maintenance of a day-to-day nature are expensed as incurred. However, disbursements related to major maintenance are capitalized.

Depreciation

Property, plant, and equipment is depreciated using the straight–line method, except for those associated with exploration and production activities which are depreciated using the units–of–production method. Technical useful lives are updated annually considering factors such as: additions or improvements (due to parts replacement or critical components for the asset’s operation), technological advances, obsolescence, and other factors; the effect of this change is recognized from the period in which it was executed. Depreciation of an asset starts when it is ready to be used.

Useful lives are determined based on the period over which an asset is expected to be available for use, physical exhaustion, technical or commercial obsolescence and legal limits or restrictions over the use of the asset.

The estimated useful life of assets fluctuates in the following ranges:

Plant and equipment	10 – 55 years
Pipelines, networks, and lines	10 – 63 years
Buildings	10 – 100 years
Other	3 – 35 years

Lands are recognized separately from buildings and facilities, have unlimited useful lives, and they are not subjected to depreciation.

Depreciation methods and useful lives are reviewed annually and adjusted if appropriate.

Natural and environmental resources

4.7Natural and environmental resources

Recognition and measurement

Ecopetrol Business Group uses the successful efforts method to account for exploration and production of crude oil and gas activities, following the provisions of IFRS 6 – Exploration for the evaluation of mineral resources.

Exploration costs

Acquisition and exploration costs are recorded as exploration and evaluation assets until the determination of whether the exploration drilling is successful or not; if determined to be unsuccessful, all costs incurred are recognized as expenses in the statement of profit or loss.

Exploration costs are those incurred with the objective of identifying areas that are considered to have prospects of containing oil and gas reserves, including geological and geophysical, seismic costs, viability, and others, which are recognized as expenses when incurred. Furthermore, disbursements associated with the drilling of exploratory wells and those related to stratigraphic wells of an exploratory nature are charged as assets until it is determined if they are commercially viable; otherwise, they are expensed in the consolidated statement of profit or loss as dry wells expense. Other expenditures are recognized as expenses when incurred.

An exploration and evaluation asset will not be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets are reclassified to the natural and environmental resources account after being assessed for impairment.

All capitalized costs are subjected to technical and commercial revisions at least once a year to confirm the evaluation and exploration efforts continue the fields; otherwise, these costs are written off through to profit or loss.

Exploration costs are net of the revenues obtained from the sale of crude oil during the extensive testing period, net of cost of sales since they are considered necessary to complete the asset.

Development costs

Development costs correspond to those costs incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering, and storing. When a project is approved for development, the corresponding capitalized acquisition and exploration costs are classified as natural and environmental resources and costs after the exploration phase are capitalized as development costs of the properties that contain such natural resources. All development costs are capitalized, including drilling costs of unsuccessful development wells.

Production costs

Production costs are those incurred to operate and maintain productive wells and are part of the corresponding equipment and facilities. Production activity includes extraction of oil and gas to the surface, its gathering, treatment, and processing as well as storage in the field. Production costs are expenses recorded in the consolidated statement of profit or loss as incurred unless they add oil and gas reserves, in which case they are capitalized.

Production and support equipment is recognized at cost and is part of property, plant, and equipment subject to depreciation.

Capitalized costs also include decommissioning, dismantling, retiring, and restoration costs, as well as the estimated cost of future environmental obligations. The estimation includes plugging and abandonment costs, facility dismantling and environmental recovery of areas and wells. Changes arising in new abandonment liability estimations and environmental remediation are capitalized in the carrying amount of the related asset.

Depletion

Depletion of natural and environmental resources is determined using the unit–of–production method per field, using proved developed reserves as a base, except in limited exceptional cases that require greater judgment by Management to determine a better amortization factor of future economic benefits over the useful life of the asset. Depreciation/depletion rates are reviewed annually, based on reserves reports and the impact of any changes is recognized prospectively in the financial statements.

Reserves are independently estimated by internationally recognized external consultants and approved by Ecopetrol’s Board of Directors. Proved reserves consist of the estimated quantities of crude oil and natural gas demonstrated with reasonable certainty by geological and engineering data to be recoverable in future years from known reserves under existing economic and operating conditions, which are at the prices and costs that apply for the date of the estimation.

Impairment

Assets associated to exploration, evaluation and production are subject to review for possible impairment in their carrying amount. See Notes 3.2 — Impairment of non-current assets and 4.13 — Impairment of non–current assets.

Capitalization of borrowing costs

4.8Capitalization of borrowing costs

Borrowing costs related to the acquisition, construction or production of a qualifying asset that requires a substantial period to get ready for its intended use are capitalized as part of the cost of such asset when it is probable that future economic benefits associated with the item will flow to the Ecopetrol Business Group and costs can be measured reliably. Other borrowing costs are recognized as financial costs. Projects that have been suspended but that the Ecopetrol Business Group intends to continue to pursue their development in the future, are not considered qualifying assets for the purpose of capitalization of borrowing costs.

Intangible assets

4.9Intangible assets

Intangible assets with a defined useful life, are stated at cost less accumulated amortization and any impairment loss. Intangible assets are amortized under the straight–line method, over their estimated useful lives. The estimated useful lives and amortization method are revised at the end of each reporting period; any change in estimates is recognized on a prospective basis.

The disbursements related to research activities are recognized as expense as incurred.

Easements

Easements are rights obtained for the use part of land for the installation of a transmission line. This implies restrictions on the use of the land by the owner and authorizations to Ecopetrol Business Group to build, operate, or maintain the transmission lines. These intangible assets are permanent rights with an indefinite term of use. Although the transmission lines to which these easements are related have a finite useful life, the rights do not expire, and Ecopetrol Business Group may replace the transmission lines at the end of their useful life or make use of said rights for any other service related to transmission electricity and telecommunications. Easements have an indefinite useful life, so they are not amortized and are reviewed annually for impairment.

Concessions
4.10	Concessions

Ecopetrol Business Group operates concessions under public service concession agreements, in which the grantor controls or regulates the services provided by the concessionaire, whom they are provided to, and price of the service.

IFRIC 12, Service Concession Arrangements, establishes general guidelines for the recognition and measurement of rights and obligations related to concession agreements and applies when the granting authority controls or regulates which services the concessionaire should provide with the infrastructure, to whom the services should be provided and at what price, and controls any significant residual interest in the infrastructure at the end of the concession period.

Concessions that meet the above criteria are recorded according IFRIC 12 - Concession Agreements of services.

Ecopetrol Business Group’s assets that were built to operate concessions where the grantor has no residual interest in the infrastructure and the Group has no obligation to return the assets are recognized under IFRS 16 - Leases. In these cases, the construction of the infrastructure is a service provided to the grantor, different from the operation and maintenance service. Revenue from services is measured and recorded in accordance with IFRS 15 – Revenue from Contracts with Customers and IFRS 9 – Financial Instruments, depending on the asset model.

Concessions in which the Ecopetrol Business Group does not have a contractual right to receive money or another financial asset from the grantor but has the right to charge users in exchange for the services provided, are recognized under the intangible asset model.

The detail of each type of concession by country is disclosed in Note 25.

Intangible asset model

Considering IFRIC 12, concessions in which Ecopetrol Business Group does not have a contractual right to receive cash or another financial asset from the grantor but has the right to charge users in exchange for the services provided, are recognized under the intangible asset model. The costs incurred by Ecopetrol Business Group for the construction of the concession infrastructure are on a straight-line basis over the term of the concession period. Revenue from construction or improvement services is recognized according to the level of completion of the construction, based on the costs actually incurred, including at construction margin.

The operation and maintenance costs related to the concession are recognized in the statement of profit or loss once the infrastructure of the concession is ready for its use and Ecopetrol Business Group receives from the grantor the right to receive a fee for the services. Revenues are recognized based on the services provided as established in the concession agreements.

Infrastructure expansions are recognized as intangible asset when they are expected to generate future economic benefits. The renovations costs, improvements and additions are capitalized, while routine maintenance and repairs that do not extend the useful life of the assets are recognized in the profit or loss statement.

Financial asset model

Concessions in which Ecopetrol Business Group has a contractual right to receive cash or another financial asset from the grantor for the services provided under the concession agreements and the grantor has little or no power to avoid payment are recognized under financial asset model. In this model the financial asset is classified as a financial asset concession, according to IFRS 9 – Financial Instruments, and it will be represented as current and non-current concessions in the financial position of Ecopetrol Business Group. This asset accrues interest using the effective interest rate method (see Note 4.1).

Mixed model for concessions

This model is applied when the contract simultaneously includes remuneration commitments guaranteed by the grantor and remuneration commitments that depend on the level of use of the concession infrastructure.

Goodwill

4.11Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non–controlling interest and any previous interest held over the net identifiable assets acquired and liabilities assumed). After initial recognition goodwill is measured at cost less any accumulated impairment loss, which cannot be reversed in subsequent periods according to IAS 36. Goodwill is not amortized but tested for impairment annually.

Leases

4.12Leases

As of January 1, 2019, the Ecopetrol Business Group adopted IFRS 16, “Leases” applying the modified retrospective scope.

At the beginning of a contract, Ecopetrol Business Group assesses whether a contract is, or contains, a lease. This situation arises if the contract transfers the right to control the use of an identified asset for a period in exchange for a consideration. To assess whether a contract conveys the right to control an identified asset, the regulations of IFRS 16 are used.

Ecopetrol Business Group applies the guidance of IFRS 16 – Leases on concessions contracts that do not meet the criteria of the guidance of IFRIC 12.

Ecopetrol Business Group as a lessee

On the commencement date of the lease, Ecopetrol Business Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying asset during the lease term. The interest expense on the lease liability and the depreciation expense on the right-of-use asset are recognized separately.

In subsequent recognition, Ecopetrol Business Group makes a remeasurement of the lease obligation upon the occurrence of events such as: a) changes in the lease term and b) changes in future lease payments resulting from variations in an index or in the rate used for determining the payments. The amount of the remeasurement of the obligation will be recognized as an adjustment to the asset for the right of use.

Ecopetrol Business Group as a lessor

Ecopetrol Business Group classifies as financial leases those contracts in which the terms of the lease substantially transfer to the lessees all the risks and inherent rewards to ownership of the asset. All other leases are classified as operational.

If the lease is classified as financial, an account receivable is recorded in the statement of financial position, for an amount equal to the net investment in the lease.

For leases classified as operating leases, income from payments is recognized on a straight-line basis in the profit and loss statement.

Right-of-use assets

The Ecopetrol Business Group recognizes right-of-use assets on the commencement date of the lease (that is, the date on which the underlying asset is available for use). The right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are amortized in a straight-line basis during the lease term. Right-of-use assets are subject to impairment assessment. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Lease liabilities

At the commencement date of the lease, the Ecopetrol Business Group recognizes lease liabilities measured at the present value of the lease payments to be made during the term of the lease. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable payments that do not depend on an index or rate are recognized as expenses in the period in which an event or condition indicates that the payment will occur.

To calculate the present value of the lease payments, the Ecopetrol Business Group uses the incremental borrowing rate on the lease’s commencement date. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

Current leases and low-value asset leases

The Ecopetrol Business Group elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

Joint Operating Agreements (JOA)

In JOA agreements, the Ecopetrol Business Group assesses whether it controls the use of the asset. If the Ecopetrol Business Group, as the operator, controls the use of the asset, it recognizes the entire right-of-use and lease liability in the financial statements. If it is the JOA who controls, it is analyzed whether the contract meets the characteristics of a sublease, and in that case each party must recognize the right of use in proportion to their participation. Ecopetrol Business Group recognizes 100% of the right-of-use in joint venture agreements in which the Groups is the operator.

Impairment of non-current assets

4.13Impairment of non–current assets

In order to evaluate if any non-current assets are impaired, Ecopetrol Business Group compares its carrying amount with its recoverable amount at least annually or earlier, if there is any indicator that an asset may be impaired.

For purposes of impairment testing, assets are grouped into cash generating units (CGU), provided that those assets individually considered do not generate cash inflows that, to a greater extent, are independent from those generated by other assets or CGUs. The grouping of assets in different CGUs requires the exercise of professional judgment and the consideration, among other parameters, of the business segments. In this sense, in the Exploration and Production segment, each CGU corresponds to each one of the different contractual areas commonly called “fields”; by exception, in those cases where the cash inflows generated by several fields are interdependent from each other, those fields are grouped into a single CGU. In the case of the Refining and Petrochemicals, each CGUs corresponds to each one of the refineries, petrochemical plants, and companies in this segment of the Ecopetrol Business Group, for the Transportation segment, each pipeline system is considered an independent CGU, and for the Electric power transmission and toll roads concessions segment, which also includes telecommunication business, the CGUs correspond to three groups: energy power transmission, toll roads and telecommunications; these units are distributed in identified and independent groups of assets, agreements, subsidiaries, associates, and joint ventures defined within Interconexión Eléctrica S.A. E.S.P.

The recoverable amount of an asset is the higher amount of the fair value less costs of disposal or its value in use. If the recoverable amount of an asset (or of a CGU) is lower than its net carrying amount, such amount (or that of the CGU) is reduced to its recoverable amount, recognizing an impairment loss in profit or loss.

Fair value less costs of disposal is usually higher than the value in use for the asset in the production segment due to some significant restrictions in the estimation of future cash flows, such as: a) future capital expenses that improve the CGU performance, which could result in expected increase of net cash flows, and b) items before taxes that reflect specific business risks, resulting in a higher discount rate.

Fair value less costs of disposal is determined as the sum of the future discounted cash flows adjusted to the estimated risk. The estimations of expected future cash flows used in the assessment of impairment of the assets include estimates of futures commodity prices, supply and demand estimations, and the margins of the products.

Fair value less costs of disposal, as described above, is compared to valuation multiples and quoted prices of shares in companies comparable to Ecopetrol Business Group to determine if it is reasonable. In the case of assets or CGUs that participate in the evaluation and exploration of reserves, proven, probable, and possible reserves are considered, with a risk factor associated with them.

When an impairment loss is recorded, future amortization expenses are calculated based on the adjusted recoverable amount. Impairment losses may be recovered only if the reversal is related to a change in estimations used after impairment loss was recognized in previous periods. These recoveries do not exceed the carrying amount of the assets net of depreciation or amortization that would have been determined if such impairment had not been recognized.

The carrying amount of non–current assets reclassified as assets held–for–sale is compared to its fair value less costs of disposal. No other provision for depreciation, depletion, or amortization is recorded if the fair value less costs of sale is lower than the carrying amount.

For the case of concessions, Ecopetrol Business Group periodically performs a qualitative impairment test on the assets related to the concession to identify events or circumstances, at the CGU level, which is the concession contract with its corresponding amendments, if any, events that indicate that the carrying amount exceeds the recoverable amount. When such events are identified, the quantitative calculation is made, and any impairment is recognized in profit or loss statement.

Provisions and contingent liabilities

4.14Provisions and contingent liabilities

Provisions are recognized when the Ecopetrol Business Group has a current obligation (legal or constructive) because of a past event, it is probable that Ecopetrol will be required to settle the obligation, and a reliable estimation can be made of the amount of the obligation. Where applicable, they are recorded at present value, using a rate reflecting the risk specific to the liability.

If the effect of the temporary value of money over time is significant, the provisions are discounted using a current market rate before taxes that reflects, when applicable, the specific risks of the liability. When the discount is recognized, the increase in the provision is recognized as a financial expense in the statement of profit and loss.

Disbursements related to environmental conservation, linked to revenue from current or future operations, are recognized as expenses or assets, as appropriate. Disbursements related to past operations, which do not contribute to obtaining current or future revenue, are recorded as expenses.

The recognition of these provisions coincides with the identification of an obligation related to environmental remediation and Ecopetrol Business Group uses all available information to determine a reasonable estimate of their respective cost.

Contingent liabilities are not recognized but are subject to disclosure in the explanatory notes when an outflow of resources is possible; including those whose amounts cannot be estimated.

In cases where the provision is expected to be reimbursed in whole or in part, for example under an insurance contract, the reimbursement is recognized as a separate asset only in cases where such reimbursement is practically certain. The amount recognized for the asset should not exceed the amount of the provision.

Asset retirement obligation

Liabilities associated with the retirement of assets are recognized when there are current obligations, either legal or constructive, related to the abandonment and dismantling of wells, facilities, pipelines, buildings, and equipment.

The obligation is usually recorded when the assets are installed or when the surface or the environment are altered at the operating sites. These liabilities are calculated using the discounted cash flow method, using a pre–tax rate reflecting current market conditions similar liabilities and considering the economic limits of the field or the useful life of the respective asset. When it is not possible to determine a reliable estimation in the period in which the obligation originates, a provision is recognized when there is enough information available to make the best estimation.

The carrying amount of the provision is reviewed and adjusted annually considering changes in the assumptions used for its estimation, using a risk-free rate adjusted by a premium that reflects the risk and the company credit rating under the current market conditions. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant, and equipment and natural and environmental resources. When a decrease in the asset retirement obligation related to a producing asset exceeds the carrying amount of the asset, the excess is recognized in the statement of profit or loss. The increase in the provision due to the passage of time is recognized in results for the period as a financial expense.

Income tax and other taxes
4.15	Income tax and other taxes

Income tax expense is comprised of income tax payable for the period and the effect of deferred taxes in each period.

Current income taxes are recognized in income except when they relate to items recognized in other comprehensive income, in which case the corresponding tax effect is also recognized in other comprehensive income. Income tax assets and liabilities are presented separately in the consolidated statement of financial position, except where there is a right of setoff within fiscal jurisdictions and an intention to settle such balances on a net basis.

Current income tax
4.15.1	Current income tax

The Ecopetrol Business Group determines the provision for income tax based on the highest amount between taxable income and presumptive income (the minimum estimated amount of taxable profit on which the law expects to quantify and collect income taxes). Taxable income differs from profit before tax as reported in the consolidated statement of profit or loss, because of items of income or expense that are taxable or deductible in other periods, special taxable deductions, tax losses and income and line items measured that, according to applicable tax laws in each jurisdiction, are considered nontaxable or nondeductible.

Deferred income tax

4.15.2Deferred income tax

Deferred tax is provided using the liability method for temporary differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences and for all accumulated tax losses, if there is a reasonable expectation that the Ecopetrol Business Group will generate future tax profits against which they will be used.

Deferred taxes on assets and liabilities are calculated based on the tax rates that are expected to apply during the years in which temporary differences between the carrying amounts and tax bases are expected to be reversed.

The carrying amount of a deferred tax asset is subject to review at the end of each reporting period, and it is reduced to the extent it is no longer probable that the corresponding legal entity will generate enough future taxable profit to realize such deferred tax asset.

In the statement of financial position, deferred tax assets are reflected net and as an offset against deferred tax liabilities, depending on the overall tax position in a particular jurisdiction and on the same taxable entity.

Deferred taxes are not recognized when they arise in the initial recognition of an asset or liability in a transaction (except in a business combination) and at the time of the transaction, do not affect the accounting or tax profit, or in respect of the taxes on the possible future distribution of accumulated profits of subsidiaries or investments accounted for by the equity method, if at the time of the distribution it may be controlled by Ecopetrol and it is probable that the retained earnings will be reinvested by the Ecopetrol Business Group companies and, therefore, will not be distributed to the Group.

Other taxes

4.15.3Other taxes

The Ecopetrol Business Group recognizes in profit or loss the costs and expenses related to other taxes than the income tax, such as the wealth tax, which is determined based on the tax equity, the industry and commerce tax on income obtained in the municipalities for performance of commercial, industrial, and service activities, and the transport tax on volumes loaded in the transport systems. Taxes are calculated in accordance with current tax regulations.

Employee benefits

4.16Employee benefits

Salaries and benefits for Ecopetrol Business Group’s employees are governed by the Colombian Collective Labor (Agreement 01 of 1977), and, by the Colombian Substantive Labor Code. In addition to the benefits determined by labour laws, employees are entitled to fringe benefits which are subject to the place of work, type of work, length of service, and basic salary. An annual interest of 12% is recognized on accumulated severance amounts for each employee, and the payment of compensation is provided for when special circumstances arise resulting in the non–voluntary termination of the contract, without justified cause, and in periods other than the probationary period.

Ecopetrol belonged to the special pension regime under which pension liabilities are Ecopetrol’s responsibility and not pension fund’s responsibility. However, Law 797 of January 29, 2003, and Legislative Act 001 of 2005 determined that Ecopetrol will no longer belong to the said regime and that from that point on employees would be part of the General Pension Regime. Consequently, pension obligations related to employees pensioned until July 31, 2010, are still Ecopetrol’s responsibility. Employees are entitled to such pension bonus if they worked with Ecopetrol prior to January 29, 2003, but whose labor agreement expired without renewal before that date.

All labor benefits of employees who joined Ecopetrol before 1990 are Ecopetrol’s responsibility, without the involvement of any social security entity or institution. Service cost for the employee and his/her relatives registered with Ecopetrol is determined by means of a mortality table, prepared based on facts occurring during the year.

For employees who joined Ecopetrol after the Act 50 of 1990 went in effect, Ecopetrol makes periodic contributions for severance payments, pensions, and labor risks to the respective funds.

In 2008, Ecopetrol partially settled the value corresponding to monthly pension payments from its pension liabilities, transferring such liabilities and their underlying amounts to autonomous pension funds (PAP, for its acronym in Spanish). The funds transferred, and returns on those funds, cannot be redirected, nor can they be returned to the Ecopetrol Business Group, until all of the pension obligations have been fulfilled. The settled obligation covers allowances and pension bonds payments, with health and education remaining Ecopetrol’s responsibility.

Employee benefits are divided into four groups comprised as follows:

a)	Short–term employee benefits and post–employment defined benefits:

Benefits to employees in the short term mainly correspond to those which payment will be made in the term of twelve months following the closing of the period in which the employees have rendered their services. These mainly include salaries, severance payments, vacation, bonuses, and other benefits.

Post–employment benefits of defined contributions plans correspond to the periodic payments for severance, pensions, and labor risk payments that the Ecopetrol Business Group makes to the respective funds that assume these obligations in their entirety.

The above benefits are recognized as an expense with an associated liability after deducting any already paid amounts.

b)	Post–employment defined benefit plans:

In the defined benefits plan, the Ecopetrol Business Group provides the benefits agreed to current and former employees and assumes the actuarial and investment risks.

The following benefits are classified as long–term defined benefit plans recognized in the financial statements according to the calculations of an independent actuary:

●	Pensions
●	Pension bonds
●	Health
●	Educational plan
●	Retroactive severances

Liabilities recognized in the statement of financial position with respect to these benefit plans are determined based on the present value of the defined benefit obligation at the date of the statement of financial position less the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected credit unit method, which considers employees’ years of service and, for pensions, average or final pensionable remuneration. This obligation is discounted at its present value using interest rates of high–quality government bonds denominated in the currency in which the benefits will be paid and of a duration consistent with the plan obligations.

These actuarial calculations involve several assumptions that could differ from the events that will effectively take place in the future. Said assumptions include the determination of a discount rate, future salary increases, mortality rates and future pension increases. Because of the complexity of the calculation, the underlying assumptions and long–term nature of these plans, the obligations for defined benefits are extremely sensitive to changes in assumptions. All key assumptions are revised at the end of the reported period.

In determining the appropriate discount rate, in absence of a broad high quality bond market, Management considers interest rates corresponding to the class B TES bonds issued by the Colombian Government as its best reference, at an appropriate discount rate with maturities extrapolated in line with the term expected for each benefit plan. The mortality rate is based on the country’s rate, the latest version of which is the RV08 mortality table published in resolution 1555 of October 2010. The future salary and pension increases are linked to the country’s future inflation rates. Note 22 – Provisions for employee benefits provides further details on key assumptions used.

The amounts recognized in the consolidated statement of profit or loss related to employees defined benefit plans are comprised mainly by service cost and the net financial expense. Service cost includes mainly the increase in present value of the benefit obligation during the period (current service cost) and the amount resulting from a new benefit plan. Plan amendments corresponds to changes in benefits and are usually recognized when all legal and regulatory approvals have been obtained and the effects have been conveyed to the employees involved. The net financial expense is calculated using the net liability for defined benefits as compared with the yield curve of the discount rate at the beginning of each year for each plan. The net defined benefit obligation or asset resulting from actuarial profits and losses, the asset ceiling effect, and the asset profitability, excluding the value of recognized in the consolidated statement of profit or loss, are recognized in other comprehensive income.

When the plan assets exceed the gross obligation, the recognized asset is limited to the lower of the surplus in the defined benefits plan and the ceiling of assets determined using a discount rate based on Colombian Government bonds.

(a)	Others long-term benefits

Others long–term benefits include the five–year term bonus which also considered in the actuarial calculation. This benefit is a cash bond that accumulates annually and is paid every five years to employees. The Ecopetrol Business Group recognizes in the consolidated statement of profit or loss the service cost, the net financial cost and the adjustment to the obligation of the defined benefit plan.

(b)	Termination benefits

Termination benefits are recognized only when a detailed plan exists and there is no possibility to withdraw the offer. The Ecopetrol Business Group recognizes a liability and an expense for termination benefits at the earliest date between the date when the offer of such benefits cannot be withdrawn and the date when the restructuring costs are recognized.

Revenue from contracts with customers

4.17Revenue from contracts with customers

The Ecopetrol Business Group’s business is based on four principal sources of revenue from customer contracts: 1) sales of crude oil and natural gas, 2) services associated with the transport of hydrocarbons, and 3) sales of refined and petrochemical products, and biofuels, and 4) transmission of energy power and toll roads concessions. Revenue from customer contracts is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration that the Ecopetrol Business Group expects to receive in exchange for those goods or services.

Sales of crude oil and natural gas

Revenue from sales of crude oil and natural gas is recognized upon transfer of control to the buyer. This generally occurs when the product is physically transferred into a vessel, pipe or by another delivery method, thus fulfilling the Ecopetrol Business Group’s performance obligations to its customers.

For some natural gas supply contracts with a replacement period, a distinction is made between quantities of gas consumed and not consumed to recognize the respective revenue or liability relating to quantities that will be requested in the future. Once the customer claims such natural gas, the revenue is recognized.

Services associated with hydrocarbons transport

Revenue from hydrocarbons transport services is recognized when the service is provided to the customer and there are no contractual conditions that prevent recognition of the revenue. Ecopetrol Business Group companies are principal in providing these services.

Ship/ Take-or-Pay contracts for the sale of refined products, storage and transport specify minimum quantities of products or services for which a customer will pay, even if the latter does not receive them or use them (“deficient quantities”). Although the Ecopetrol Business Group expects customers to recover all deficient quantities to which they are contractually entitled, any load revenue received related to temporary shortfalls that will be offset in a future period will be deferred and that amount recognized as revenue in the event any of the following scenarios occurs:

a)	The customer exercises its right to deficient volumes or services, or
b)	The possibility is remote that the customer will exercise its right to deficient volumes or services.

Refined and petrochemical products and biofuels

In the case of refined products and petrochemicals, such as fuel oil, asphalt, polyethylene, LPG and propane and gasoline, etc., revenue is recognized when the products are shipped and delivered by the refinery; subsequently, they are adjusted for price changes, in the case of products with regulated prices. In the case of the companies that distribute natural gas and LPG, the revenue from the services is recognized when the service is provided to the customer.

In other cases, Ecopetrol Business Group recognizes revenue when the performance obligation is satisfied, giving rise to the certain, probable, and quantifiable right to demand payment.

Under current local regulation, Ecopetrol Business Group sells regular gasoline and ACPM in Colombia at a regulated price.

In accordance with Decree 1068 of 2015, the Ministry of Mines and Energy semiannually calculates and settles Ecopetrol’s net position to be stabilized for each fuel by the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish). The net position corresponds to the sum of the spreads throughout the period, the result of which is the amount in pesos owed to the Company and charged to the resources of the FEPC. The differential corresponds to the product between the volume reported by the Company at the time of sale and the difference between the parity price and the reference price, the parity price being that which corresponds to the daily prices of motor and diesel gasoline observed during the month, expressed in pesos, referenced to the Gulf of the United States market, calculated by applying Resolution 18 0522 of 2010, and the reference price is the Producer Income defined by the Ministry of Mines and Energy for these purposes. Therefore, this differential constitutes a greater or lesser value of sales revenue and a receivable or payable account for Ecopetrol.

Electric power transmission and toll roads concessions

This group refers to 1) supplying of electricity transmission services in Latin America through the operation and maintenance of high-voltage transport networks and interconnections 2) design, construction, operation, and maintenance of road infrastructures, 3) supplying of information technology, and (4) telecommunications services.

The recognition of revenue from electric power transmission services occurs according to the performance obligations based on the conditions of the contracts that include requirements established by the electricity market regulators in the countries in which Ecopetrol Business Group operates. This is generally achieved when the performance obligations agreed with the regulatory entities are executed, considering the period and the quality of the service established in the contracts. Technology and telecommunications services revenue is also recognized according to the performance obligations defined in contracts with customers.

For service concession agreements, Ecopetrol Business Group measures the revenue in accordance with IFRIC 12 at the fair value of the consideration received or receivable, considering the payment defined in the contracts.

●

Recognize revenues and costs for project construction services in results for the period, according to the percentage completion method of the projects at the reporting date, which includes an estimated profit margin determined based on the macroeconomic characteristics and the conditions of the project, and the weighting of the estimated receivable cash flows related to the estimated cash flows of the construction.

●

Recognize revenues and costs for operation and maintenance services of third-party facilities in the profit or loss statement for the period, as the service is provided, based on the performance obligations established in the contracts.

●	Recognize the financial returns of concession agreements classified as financial assets in the statement of profit or loss for the period using the effective interest rate method.

The business model developed under electric power transmission concession agreement, associated with the obligation to build, and implement the electric power transmission infrastructure and is classified under the asset according to IFRS 15 – Revenue from contracts with customers. The asset is recognized while the obligation to build and implement the infrastructure is satisfied, and revenue is recognized over the life of the project.

Significant financing component

Payments received from customers are generally short term (except for revenue of concessions). Using the practical expedient in IFRS 15, Ecopetrol Business Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and the customer’s payment for that good or service to be one year or less.

Considering that revenues related to concessions generates long term accounts receivables, a financial component is applied considering the measurement of the asset as amortized cost, defining the future cash flows, and applying and discount rate, according to IFRS 9 – Financial Instruments.

Variable considerations

Upon fulfillment of the obligations set forth in agreements with customers, via delivery of the product or provision of the service, variable components of the transaction price may exist, such as the exchange rate for crude exports or international price fluctuations. In these cases, the Ecopetrol Business Group makes its best estimate of the transaction price that reflects the goods and services transferred to customers.

Agreements signed with customers do not include material variable considerations such as rebates, refunds, or discounts.

Customer advances

They correspond to contractual obligations in which the Ecopetrol Business Group receives monetary resources from customers to subsequently transfer goods and services. These advances made by customers are part of the policies and risk assessment defined by the Ecopetrol Business Group.

Costs and expenses

4.18Costs and expenses

Costs and expenses are presented according to their nature; they are detailed in the related disclosures in cost of sales, and administrative, operating, projects, and other associated expenses.

Finance income (expenses)

4.19Finance income (expenses)

Finance income and expenses include mainly: a) borrowings costs on loans and financing, except for those that are capitalized on qualifying asset, b) gains and losses on changes in fair value of financial instruments measured at fair value through profit or loss, c) currency exchange differences of financial assets and liabilities, except for debt instruments designated as hedging instruments, d) interest expenses as a result of discounting long–term liabilities (abandonment costs and pension liabilities), e) dividends derived from equity instruments measured at fair value with changes in other comprehensive income.

Information by business segment

4.20Information by business segment

Ecopetrol Business Group presents the information related to its business segments in its consolidated financial statements in accordance with paragraph 4 of IFRS 8 – Operation segments.

The operations of the Ecopetrol Business Group are performed through four business segments: 1) Exploration and Production, 2) Transport and Logistics, 3) Refining, Petrochemical and Biofuels, and 4) Electric Power Transmission and Toll Roads Concessions.

Segments are determined based on Ecopetrol Business Group Management objectives and corporate strategic plans, considering that these businesses: (a) are engaged in different commercial activities, which generate sales revenue and incur costs and expenses; (b) the operational results are revised regularly by the Ecopetrol Business Group’s Governance that makes operational decisions to allocate resources to the various segments and assess their performance; and (c) there is differentiated financial information available. Internal transfers represent sales to inter–company segments and are recognized and presented at market prices.

a)

Exploration and production: This segment includes activities related to the exploration and production of oil and gas. Revenues are derived from sales of oil and natural gas at market prices to other segments and to third parties (domestic and foreign distributors). Costs include costs incurred in production. Expenses include all exploration costs that are not capitalized.

b)	Transport and logistics: This segment includes sales revenue and costs associated with the transport and distribution of hydrocarbons and derivative products in operation.
c)

Refining, petrochemicals, and biofuels: This segment mainly includes activities performed at the Barrancabermeja and Cartagena refineries, where crude oil from production fields is refined or processed. Additionally, this segment includes distribution of natural gas and LPG activities performed by Invercolsa Group. Revenues are derived from the sale of products to other segments and to domestic and foreign customers and include refined and petrochemical products at market prices and some fuels at regulated price. This segment also includes industrial service sales to customers.

d)

Electric power transmission and toll roads concessions: This segment includes activities of supplying electric power transmission services, design, development, construction, operation, and maintenance of road and energy infrastructure projects. Revenues come from the supplying of these services to domestic and foreign clients (mainly Latin America). This segment also includes the supplying of information technology and telecommunications services.

See information by segments in Note 33.

Business combinations

4.21Business combinations

The Ecopetrol Business Group accounts for business combinations using the acquisition method. Identifiable assets acquired and liabilities assumed are initially measured at fair value on the acquisition date. Ecopetrol Business Group recognizes separately, at the acquisition date, the identifiable assets, and liabilities of the acquiree that meet the appropriate criteria for recognition, regardless of whether they had been previously recognized in the financial statements of the acquiree.

On the acquisition date, the acquirer will recognize separately the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree.

The company that acts as buyer will recognize the goodwill generated as an asset on the acquisition date, measured as the difference between (i) the sum of the consideration transferred, the amount of any non-controlling interest, and the fair values on the date of acquisition of the shareholding in the acquiree, and (ii) the net amount of the acquisition date of the identifiable assets acquired and the liabilities assumed.

The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Ecopetrol Business Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

The Ecopetrol Business Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When Ecopetrol Business Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Ecopetrol Business Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of Ecopetrol Business Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.